Accounts receivable - Change in allowances (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable
Beginning balance	$ 20,332	$ 20,759	$ 8,992
Increase	4,711	646	18,342
Cancelation	(12,643)		(5,542)
Write-off		(1,073)	(1,033)
Ending balance	$ 12,400	$ 20,332	$ 20,759